Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

At March 31, 2021 and December 31, 2020 intangible assets consisted of the following (in thousands):

March 31, 2021	Useful Life	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Useful Life (in years)
Hospital contracts relationships	6 to 17 years	$48,575	$(3,373)	$45,202	15.8
Non-compete agreements	4 to 5 years	477	(34)	443	4.9
Trade names	2 to 5 years	3,023	(1,341)	1,682	1.8
Intangible assets, net		$52,075	$(4,748)	$47,327	15.2

December 31, 2020	Useful Life	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Useful Life (in years)
Hospital contracts relationships	6 to 10 years	$8,480	$(3,085)	$5,395	6.5
Non-compete agreements	4 to 5 years	45	(32)	13	2.0
Trade names	4 to 5 years	1,810	(1,230)	580	1.4
Intangible assets, net		$10,335	$(4,347)	$5,988	5.8

Periodic amortization that will be charged to expense over the remaining life of the intangible assets as of March 31, 2021 is as follows (in thousands):

Years ending December 31,	Amortization Expense
2021 (remaining 9 months)	3,366
2022	4,246
2023	3,217
2024	3,035
Thereafter	33,463
$47,327

10.	INTANGIBLE ASSETS

At December 31, 2020 and 2019 intangible assets consisted of the following (in thousands):

December 31, 2020	Useful Life	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Useful Life (in years)
Hospital contracts relationships	6 to 10 years	$8,480	$(3,085)	$5,395	6.5
Non-compete agreements	4 to 5 years	45	(32)	13	2.0
Trade names	4 to 5 years	1,810	(1,230)	580	1.4
Intangible assets, net		$10,335	$(4,347)	$5,988	5.8

December 31, 2019	Useful Life	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Useful Life (in years)
Hospital contracts relationships	6 to 10 years	$8,480	$(2,066)	$6,414	7.5
Non-compete agreements	4 to 5 years	45	(21)	24	3.0
Trade names	4 to 5 years	1,810	(819)	991	2.4
Intangible assets, net		$10,335	$(2,906)	$7,429	6.8

The amortization expense for intangible assets was $1.4 million and $1.4 million for each of the years ended December 31, 2020 and 2019, respectively, which are included within the selling, general and administrative expenses on the statements of operations.

Periodic amortization that will be charged to expense over the remaining life of the intangible assets as of December 31, 2020 is as follows (in thousands):

Years ending December 31,	Amortization Expense
2021	1,437
2022	1,194
2023	629
2024	590
Thereafter	2,138
$5,988